Leases - Summary of changes in right of use assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Leases [Line Items]
Beginning balance	$ 214.7	$ 192.4
Additions	19.7	46.5
Depreciation	(35.8)	(32.3)
Effect of foreign currency exchange rate changes	1.1	(0.9)
Remeasurement and other	14.5	9.0
Ending balance	214.2	214.7
Building & land
Leases [Line Items]
Beginning balance	198.2	171.4
Additions	11.8	38.8
Depreciation	(28.8)	(24.4)
Effect of foreign currency exchange rate changes	1.3	(0.9)
Remeasurement and other	15.5	13.3
Ending balance	198.0	198.2
Equipment
Leases [Line Items]
Beginning balance	16.3	20.0
Additions	7.9	7.7
Depreciation	(6.9)	(7.7)
Effect of foreign currency exchange rate changes	(0.1)
Remeasurement and other	(1.1)	(3.7)
Ending balance	16.1	16.3
Other
Leases [Line Items]
Beginning balance	0.2	1.0
Depreciation	(0.1)	(0.2)
Effect of foreign currency exchange rate changes	(0.1)
Remeasurement and other	0.1	(0.6)
Ending balance	$ 0.1	$ 0.2